Provisions - Disclosure of provisions (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Current	€ 9,909	€ 4,114	[1]
Non-current	7,270	1,610	[1]
Total	17,179	5,724
Product warranty and recall campaigns
Disclosure of other provisions [line items]
Current	3,461	653
Non-current	4,761	423
Total	8,222	1,076
Sales incentives
Disclosure of other provisions [line items]
Current	3,008	1,850
Non-current	0	0
Total	3,008	1,850
Restructuring
Disclosure of other provisions [line items]
Current	647	664
Non-current	529	684
Total	1,176	1,348
Legal proceedings and disputes
Disclosure of other provisions [line items]
Current	456	191
Non-current	608	126
Total	1,064	317
Commercial risks
Disclosure of other provisions [line items]
Current	1,441	266
Non-current	292	140
Total	1,733	406
Other risks
Disclosure of other provisions [line items]
Current	896	490
Non-current	1,080	237
Total	€ 1,976	€ 727

[1]	Refer to Note 3, Scope of consolidation